Equity (Details) - USD ($)						12 Months Ended
		Aug. 02, 2024	May 02, 2023	Aug. 29, 2022	Jan. 01, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2025	Jan. 15, 2025
Equity [Line Items]
Authorized share capital (in Dollars)									$ 100,100	$ 100,100
Ordinary shares authorized						2,166,666,666	2,166,666,666
Ordinary share, par value (in Dollars per share)						$ 0.0000462	$ 0.0000462
Stockholders' equity note, stock split			effected a 1-for-2,600 share forward split			the Company’s shareholders approved a 1-for-2,600 share forward split of the Company’s authorized and issued ordinary shares, whereby each issued share was subdivided into 2,600 shares
Aggregate gross proceeds (in Dollars)						$ 15,200,000
Share-based compensation expense (in Dollars)							$ 630,000
Net of underwriting discounts (in Dollars)						15,200,000
Granted shares					1,642
Restricted units amount (in Dollars)					$ 3,240,344
Vesting period, term					20 months
Issued restricted shares		1,722,159
Fair value of fully vested (in Dollars)		$ 300,000
Amortized over period		24 months
Share based compensation (in Dollars)							$ 630,000
Equity Incentive Plan [Member]
Equity [Line Items]
Issuance plan ordinary shares							14,352
Ordinary shares conversion convertible notes							43,416
Ordinary shares to investors subscription agreements							229,823
Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 100,100
Ordinary shares authorized									2,166,666,666	2,166,666,666
Issuance plan ordinary shares	[1]						14,352
Ordinary shares conversion convertible notes	[1]					286,241	43,416
Ordinary shares to investors subscription agreements	[1]						229,823
Share-based compensation expense (in Dollars)	[1]						$ 1
Share-based compensation expense shares	[1]						35,000
Issuance of ordinary shares	[1]					13,671		36,417
Conversion issuance ordinary shares	[1]					1,377,888
2025 Purchase Agreement [Member]
Equity [Line Items]
Aggregate gross proceeds (in Dollars)						$ 2,682,925	$ 5,035,670	$ 15,543,750
Restricted Share Units [Member]
Equity [Line Items]
Share based compensation (in Dollars)							$ 630,000
Shares issued upon vesting period				1,642
Share forward split, ordinary shares				4,269,200
Maximum [Member]
Equity [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.001
Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			260,000,000,000
Minimum [Member]
Equity [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.000000385
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			100,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized						2,166,250,000	2,166,250,000
Ordinary share, par value (in Dollars per share)						$ 0.0000462	$ 0.0000462
Share-based compensation expense (in Dollars)						$ 630,000
Share-based compensation expense shares						35,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized									2,166,250,000	2,166,250,000
Ordinary share, par value (in Dollars per share)									$ 0.0000462	$ 0.0000462
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized						416,666	416,666
Ordinary share, par value (in Dollars per share)						$ 0.0000462	$ 0.0000462
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized									416,666	416,666
Ordinary share, par value (in Dollars per share)									$ 0.0000462	$ 0.0000462
Initial Public Offering [Member]
Equity [Line Items]
Price per share (in Dollars per share)						$ 4
Aggregate Shares Issued						36,417
Additional paid in capital (in Dollars)						$ 13,600,000

[1]	On January 15, 2025 and March 21, 2025, the Company effected share consolidations of its ordinary shares on a one-for-forty (1-for-40) and one-for-three (1-for-3) basis, respectively, resulting in a combined one-for-one hundred twenty (1-for-120) share consolidation. Accordingly, all share and per share amounts, including the number of shares issued and outstanding and movements in shareholders’ equity, have been retrospectively adjusted for all periods presented to reflect these share consolidations.